Taxes - Income tax - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
	Apr. 01, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods				€ 0	€ 2,246
Income taxes				962	(848)	€ 1,447
Tax expense in absence of tax income related to the tax dispute				(750)	(1,001)	(1,093)
Increase of deferred tax liabilities					63
Tax amending proposals issued amount				430
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods					2,246
Income taxes				(3)	(1,556)	875
Tax expense in absence of tax income related to the tax dispute				€ (129)	€ (444)	€ (559)
Applicable tax rate			25.83%	28.41%	32.02%	34.43%
Increase (decrease) in current tax expense (income) due to change in applicable tax rate				€ 61	€ 36
France tax group subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Adjustments for current tax of prior periods				376
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Income taxes				€ 115	€ 146	€ 123
Applicable tax rate				25.00%	25.00%	25.00%
Percentage of taxable income restriction (as a percent)				25.00%	25.00%	25.00%
Deferred tax charge				€ 162	€ 102	€ 42
Spain subsidiaries [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of taxable income (as a percent)				75.00%	75.00%	75.00%
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Income taxes				€ 431	€ 341	€ 296
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Income taxes				264	€ 137	€ 66
Applicable tax rate	19.00%
Loss of sole control of of subsidiaries | FiberCo
Disclosure of subsidiaries [line items]
Income taxes				€ 74
Changes in tax rates or tax laws enacted or announced | France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable Tax Rate, Originally Planned			25.83%
FRANCE
Disclosure of subsidiaries [line items]
Applicable tax rate relating to value added contribution				0.75%			1.50%
SENEGAL
Disclosure of subsidiaries [line items]
Applicable tax rate				30.00%
MALI
Disclosure of subsidiaries [line items]
Applicable tax rate				30.00%
GUINEA
Disclosure of subsidiaries [line items]
Applicable tax rate				35.00%
COTE D'IVOIRE
Disclosure of subsidiaries [line items]
Applicable tax rate				30.00%
UNITED KINGDOM
Disclosure of subsidiaries [line items]
Applicable Tax Rate, Originally Planned					17.00%
Applicable tax rate				19.00%	19.00%
Increase of deferred tax liabilities				€ 188
UNITED KINGDOM | United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate				19.00%
UNITED KINGDOM | Changes in tax rates or tax laws enacted or announced
Disclosure of subsidiaries [line items]
Applicable tax rate		25.00%
SPAIN | Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Applicable tax rate				25.00%